Property and Equipment - Property and Equipment (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Property Plant And Equipment [Abstract]
Land and improvements	$ 140	$ 172
Buildings	819	926
Machinery and equipment	2,054	2,025
Property and equipment, Gross	3,013	3,123
Less: Accumulated depreciation	1,687	1,669
Total	$ 1,326	$ 1,454